Laura E. Flores

Partner

+1.202.373.6101

laura.flores@morganlewis.com

VIA EDGAR

July 16, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Legg Mason ETF Investment Trust

(filing relates solely to the Legg Mason Small-Cap Quality Value ETF and Western Asset Short Duration Income ETF)

(File Nos. 333-206784 and 811-23096)

Ladies and Gentlemen:

On behalf of Legg Mason ETF Investment Trust, a Maryland statutory trust (the “Trust”), we are hereby filing, pursuant to Rule 497 under the Securities Act of 1933, as amended, revised risk/return summary information, in interactive data format, for the Trust’s Legg Mason Small-Cap Quality Value ETF and Western Asset Short Duration Income ETF.

Please do not hesitate to contact me at 202.373.6101 with any questions.

Sincerely,

/s/ Laura E. Flores

Laura E. Flores

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001